Putnam Sustainable Leaders ETF
The fund's portfolio
5/31/25 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value
Banks (4.6%)
Bank of America Corp.	279,455	$12,332,349
JPMorgan Chase & Co.	74,205	19,590,120

		31,922,469
Beverages (0.9%)
Keurig Dr Pepper, Inc.	190,842	6,425,650

		6,425,650
Biotechnology (0.5%)
Regeneron Pharmaceuticals, Inc.	7,269	3,563,845

		3,563,845
Broadline retail (6.0%)
Amazon.com, Inc.(NON)	200,391	41,082,159

		41,082,159
Capital markets (2.4%)
KKR & Co., Inc.	59,749	7,257,114
MSCI, Inc.	9,688	5,464,226
TPG, Inc.	84,284	4,056,589

		16,777,929
Chemicals (1.6%)
Linde PLC	23,216	10,855,337

		10,855,337
Commercial services and supplies (1.6%)
Republic Services, Inc.	43,825	11,275,734

		11,275,734
Construction materials (0.9%)
CRH PLC	69,778	6,360,962

		6,360,962
Consumer finance (1.5%)
Capital One Financial Corp.	53,595	10,137,494

		10,137,494
Consumer staples distribution and retail (4.9%)
Costco Wholesale Corp.	5,167	5,374,610
Kroger Co. (The)	170,651	11,643,518
Walmart, Inc.	165,872	16,374,884

		33,393,012
Containers and packaging (1.4%)
Ball Corp.	179,882	9,638,078

		9,638,078
Electric utilities (3.8%)
Constellation Energy Corp.	46,620	14,272,713
NextEra Energy, Inc.	168,749	11,920,429

		26,193,142
Entertainment (1.8%)
Walt Disney Co. (The)	110,926	12,539,075

		12,539,075
Financial services (2.8%)
Mastercard, Inc. Class A	32,411	18,979,882

		18,979,882
Ground transportation (0.9%)
Canadian Pacific Kansas City, Ltd. (Canada)	75,295	6,147,837

		6,147,837
Health care equipment and supplies (4.7%)
Boston Scientific Corp.(NON)	121,530	12,792,248
Intuitive Surgical, Inc.(NON)	17,544	9,690,253
Medtronic PLC	119,404	9,908,144

		32,390,645
Hotels, restaurants, and leisure (2.8%)
Chipotle Mexican Grill, Inc.(NON)	159,096	7,967,528
Hilton Worldwide Holdings, Inc.	45,109	11,206,880

		19,174,408
Household durables (0.7%)
D.R. Horton, Inc.	43,273	5,108,810

		5,108,810
Industrial REITs (1.5%)
Prologis, Inc.(R)	92,688	10,065,917

		10,065,917
IT Services (1.2%)
Accenture PLC Class A	26,093	8,266,784

		8,266,784
Life sciences tools and services (2.0%)
Mettler-Toledo International, Inc.(NON)	5,854	6,764,414
Thermo Fisher Scientific, Inc.	17,180	6,920,448

		13,684,862
Machinery (2.9%)
Fortive Corp.	82,648	5,801,063
Ingersoll Rand, Inc.	103,891	8,481,661
Otis Worldwide Corp.	58,163	5,545,842

		19,828,566
Personal care products (2.0%)
Unilever PLC ADR (United Kingdom)	213,829	13,650,843

		13,650,843
Pharmaceuticals (3.9%)
AstraZeneca PLC ADR (United Kingdom)	93,225	6,789,577
Eli Lilly and Co.	18,225	13,444,036
GSK PLC ADR (United Kingdom)	83,284	3,417,143
Sanofi ADR (France)	61,880	3,055,016

		26,705,772
Real estate management and development (0.7%)
FirstService Corp. (Canada)	26,797	4,700,060

		4,700,060
Semiconductors and semiconductor equipment (12.3%)
Applied Materials, Inc.	45,011	7,055,474
ASML Holding NV (NY Reg Shares) (Netherlands)	7,539	5,554,509
Broadcom, Inc.	100,134	24,239,437
Marvell Technology, Inc.	98,912	5,953,513
NVIDIA Corp.	270,106	36,499,424
Qualcomm, Inc.	36,309	5,272,067

		84,574,424
Software (14.6%)
Cadence Design Systems, Inc.(NON)	24,543	7,045,559
Microsoft Corp.	133,476	61,447,009
Roper Technologies, Inc.	22,171	12,643,456
Salesforce, Inc.	46,156	12,248,418
ServiceNow, Inc.(NON)	7,374	7,455,778

		100,840,220
Specialized REITs (1.1%)
American Tower Corp.(R)	34,207	7,342,533

		7,342,533
Specialty retail (1.7%)
Home Depot, Inc. (The)	32,657	12,027,247

		12,027,247
Technology hardware, storage, and peripherals (8.4%)
Apple, Inc.	248,145	49,839,923
Seagate Technology Holdings PLC	68,380	8,064,737

		57,904,660
Textiles, apparel, and luxury goods (0.5%)
On Holding AG Class A (Switzerland)(NON)	62,156	3,691,445

		3,691,445

Total common stocks (cost $571,804,381)		$665,249,801

SHORT-TERM INVESTMENTS (3.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.03%(AFF)	22,688,839	$22,688,839

Total short-term investments (cost $22,688,839)		$22,688,839
TOTAL INVESTMENTS

Total investments (cost $594,493,220)		$687,938,640

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through May 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Sustainable Leaders ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF that operates pursuant to an exemptive order from the SEC.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $688,319,730.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/25
Short-term investments
	Putnam Government Money Market Fund Class P†	$8,579,196	$152,684,914	$138,575,271	$489,952	$22,688,839

	Total Short-term investments	$8,579,196	$152,684,914	$138,575,271	$489,952	$22,688,839
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$12,539,075	$—	$—
Consumer discretionary	81,084,069	—	—
Consumer staples	53,469,505	—	—
Financials	77,817,774	—	—
Health care	76,345,124	—	—
Industrials	37,252,137	—	—
Information technology	251,586,088	—	—
Materials	26,854,377	—	—
Real estate	22,108,510	—	—
Utilities	26,193,142	—	—

Total common stocks	665,249,801	—	—
Short-term investments	22,688,839	—	—

Totals by level	$687,938,640	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com